Quarterly Holdings Report
for

Fidelity Advisor® Floating Rate High Income Fund

January 31, 2020

AFR-QTLY-0320
1.813066.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 88.3%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.6%
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 1/20/27 (a)(b)(c)	$13,790	$13,721
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.19% 6/19/26 (b)(c)(d)	5,237	5,215
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.1453% 5/30/25 (b)(c)(d)	27,758	27,730
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.1453% 6/9/23 (b)(c)(d)	26,976	26,942
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.1453% 8/22/24 (b)(c)(d)	62,247	62,191
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6794% 4/30/25 (b)(c)(d)	22,219	21,677
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 9.68% 4/30/26 (b)(c)(d)	5,665	5,552

TOTAL AEROSPACE		163,028

Air Transportation - 0.5%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9446% 4/4/26 (b)(c)(d)	12,212	12,263
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 5.9446% 4/4/26 (b)(c)(d)	6,566	6,593
Kestrel Bidco, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6836% 12/11/26 (b)(c)(d)	24,430	24,566
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 10/5/24 (b)(c)(d)	11,288	11,259

TOTAL AIR TRANSPORTATION		54,681

Automotive & Auto Parts - 0.8%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3953% 6/30/23 (b)(c)(d)	26,879	27,003
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9375% 6/29/26 (b)(c)(d)	6,548	6,588
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.4446% 11/27/20 (b)(c)(d)	15,987	14,273
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.9446% 11/27/21 (b)(c)(d)	24,195	14,598
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.1453% 4/18/23 (b)(c)(d)	12,777	12,777

TOTAL AUTOMOTIVE & AUTO PARTS		75,239

Banks & Thrifts - 0.7%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.408% 9/30/24 (b)(c)(d)	34,202	34,173
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1453% 2/27/26 (b)(c)(d)	20,843	20,882
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1029% 7/1/26 (b)(c)(d)	13,906	13,989

TOTAL BANKS & THRIFTS		69,044

Broadcasting - 2.6%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1453% 8/15/25 (b)(c)(d)	33,707	33,777
Cumulus Media New Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3953% 3/31/26 (b)(c)(d)	2,993	3,011
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.91% 8/24/26 (b)(c)(d)	68,005	67,898
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 4.1595% 11/17/24 (b)(c)(d)	28,085	28,237
iHeartCommunications, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 4/29/26 (a)(b)(c)	10,685	10,693
iHeartMedia Capital I LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7809% 5/1/26 (b)(c)(d)	10,994	11,002
ION Media Networks, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6875% 12/18/24 (b)(c)(d)	20,630	20,648
NEP/NCP Holdco, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6453% 10/19/26 (b)(c)(d)	7,500	6,875
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5309% 9/19/26 (b)(c)(d)	39,730	39,889
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.18% 9/30/26 (b)(c)(d)	17,691	17,746
Springer Nature Deutschland Gm Tranche B16 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1453% 8/24/24 (b)(c)(d)	24,053	24,113

TOTAL BROADCASTING		263,889

Building Materials - 0.9%
ACProducts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.1453% 2/15/24 (b)(c)(d)(e)	9,340	9,328
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1453% 10/1/26 (b)(c)(d)	26,000	26,098
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3953% 6/1/25 (b)(c)(d)	10,391	10,362
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.95% 1/4/27 (b)(c)(d)	18,223	18,223
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 3.3953% 10/17/23 (b)(c)(d)	7,999	8,032
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.65% 9/27/24 (b)(c)(d)	20,782	18,375

TOTAL BUILDING MATERIALS		90,418

Cable/Satellite TV - 3.9%
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.4% 5/1/24 (b)(c)(d)	7,771	7,810
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4% 2/1/27 (b)(c)(d)	157,064	157,625
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 1/31/28 (b)(c)(d)	42,275	42,169
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 4.1763% 4/15/27 (b)(c)(d)	24,000	24,053
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9263% 1/15/26 (b)(c)(d)	30,195	30,223
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6763% 10/22/26 (b)(c)(d)	17,485	17,682
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.9263% 7/17/25 (b)(c)(d)	30,483	30,505
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 4.1763% 1/31/28 (b)(c)(d)	16,750	16,746
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9044% 8/19/23 (b)(c)(d)	61,232	60,556

TOTAL CABLE/SATELLITE TV		387,369

Capital Goods - 0.4%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6453% 10/1/25 (b)(c)(d)	18,302	18,339
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.8953% 11/15/26 (b)(c)(d)	3,655	3,583
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3953% 11/15/25 (b)(c)(d)	7,022	6,947
Sundyne U.S. Purchaser, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.6453% 5/15/26 (b)(c)(d)	6,750	6,784

TOTAL CAPITAL GOODS		35,653

Chemicals - 1.9%
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1453% 11/18/23 (b)(c)(d)	3,620	3,485
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1453% 11/18/23 (b)(c)(d)	2,784	2,680
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6453% 1/31/26 (b)(c)(d)	16,731	16,789
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.41% 7/1/26 (b)(c)(d)	10,268	10,333
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.4446% 3/1/26 (b)(c)(d)	41,189	41,189
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.25% 10/11/24 (b)(c)(d)	27,430	27,532
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.949% 10/1/25 (b)(c)(d)	57,968	57,895
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4% 4/3/25 (b)(c)(d)	17,477	16,792
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 3.6453% 9/6/24 (b)(c)(d)	5,152	5,157
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5191% 9/22/24 (b)(c)(d)	9,984	9,982

TOTAL CHEMICALS		191,834

Consumer Products - 1.6%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6453% 6/11/26 (b)(c)(d)	8,334	8,334
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.3098% 6/11/26 (b)(c)(d)(f)	1,645	1,645
Buzz Merger Sub Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 1/29/27 (a)(b)(c)	10,125	10,144
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.87% 7/3/20 (b)(c)(d)	9,781	9,473
Edgewell Personal Care Co. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 11/8/26 (a)(b)(c)	17,500	17,500
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.2809% 4/30/25 (b)(c)(d)	27,088	23,852
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.6763% 6/15/25 (b)(c)(d)	9,353	6,416
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1477% 12/12/26 (b)(c)(d)	50,500	50,866
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.72% 11/29/24 (b)(c)(d)	36,625	36,602

TOTAL CONSUMER PRODUCTS		164,832

Containers - 1.9%
Berry Global, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6771% 10/1/22 (b)(c)(d)	13,400	13,449
Tranche X 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6771% 1/19/24 (b)(c)(d)	9,721	9,762
Tranche Y 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7809% 7/1/26 (b)(c)(d)	56,429	56,635
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.084% 4/3/24 (b)(c)(d)	8,044	7,977
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.3953% 12/21/26 (b)(c)(d)	6,000	6,008
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 5/16/24 (b)(c)(d)	6,109	6,107
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6453% 5/16/24 (b)(c)(d)	5,995	5,986
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3953% 5/22/24 (b)(c)(d)	17,503	17,538
Pregis TopCo Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6453% 7/31/26 (b)(c)(d)	10,000	10,000
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1/30/27 (a)(b)(c)	36,250	36,401
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3953% 2/5/23 (b)(c)(d)	19,300	19,316

TOTAL CONTAINERS		189,179

Diversified Financial Services - 2.3%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 4/4/24 (b)(c)(d)	17,101	17,091
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6453% 7/12/24 (b)(c)(d)	4,975	4,995
AssuredPartners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1453% 10/22/24 (b)(c)(d)	5,469	5,465
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4078% 1/15/25 (b)(c)(d)	27,031	27,125
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4446% 10/31/24 (b)(c)(d)	26,122	23,608
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4% 4/27/24 (b)(c)(d)	15,363	15,375
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6946% 10/6/23 (b)(c)(d)	22,817	22,874
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6453% 12/27/22 (b)(c)(d)	5,752	5,767
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.91% 8/9/25 (b)(c)(d)	33,003	33,044
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.6453% 7/3/24 (b)(c)(d)	5,747	5,760
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9263% 3/1/25 (b)(c)(d)	21,418	21,439
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.15% 7/3/24 (b)(c)(d)	2,011	2,019
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9446% 6/30/24 (b)(c)(d)	2,410	2,408
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 9/29/24 (b)(c)(d)	5,616	5,565
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.3953% 11/16/26 (b)(c)(d)	41,848	41,975
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9% 4/29/26 (b)(c)(d)	1,990	1,994

TOTAL DIVERSIFIED FINANCIAL SERVICES		236,504

Diversified Media - 0.1%
Lamar Media Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.500% 1/30/27 (a)(b)(c)	6,500	6,500
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 5.5% 3/16/25 (b)(c)(d)	4,494	4,494

TOTAL DIVERSIFIED MEDIA		10,994

Electric Utilities No Longer Use - 0.1%
Buckeye Partners LP 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5309% 10/18/26 (b)(c)(d)	10,000	10,079
Energy - 5.5%
Apro LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 11/14/26 (b)(c)(f)	1,556	1,564
3 month U.S. LIBOR + 4.000% 5.6766% 11/14/26 (b)(c)(d)	5,444	5,475
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3953% 11/3/25 (b)(c)(d)	29,850	27,070
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.8953% 6/24/24 (b)(c)(d)	43,840	39,982
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.6578% 5/21/25 (b)(c)(d)	14,214	12,209
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.91% 11/14/24 (b)(c)(d)	11,500	11,500
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.025% 12/31/21 (b)(c)(d)	83,115	57,592
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.4% 12/31/22 (b)(c)(d)	49,400	44,568
Chesapeake Energy Corp. term loan 1 month U.S. LIBOR + 8.000% 9.9278% 6/9/24 (b)(c)(d)	16,500	16,562
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8.6453% 8/1/23 (b)(c)(d)	12,239	12,469
Citgo Petroleum Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9446% 3/28/24 (b)(c)(d)	42,653	42,653
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.4446% 7/29/21 (b)(c)(d)	24,863	24,863
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5473% 5/7/25 (b)(c)(d)	49,655	49,407
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8953% 3/31/25 (b)(c)(d)	9,329	9,292
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.9605% 3/23/26 (b)(c)(d)	3,848	3,752
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9605% 2/6/25 (b)(c)(d)	9,037	9,009
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.04% 3/1/26 (b)(c)(d)	28,250	27,285
Equitrans Midstream Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.15% 1/31/24 (b)(c)(d)	19,186	18,745
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.6453% 3/1/24 (b)(c)(d)	44,275	17,581
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9078% 7/18/25 (b)(c)(d)	52,971	48,910
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.1% 8/25/23 (b)(c)(d)	28,723	22,342
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6453% 5/22/26 (b)(c)(d)	19,561	19,059
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.3953% 10/15/26 (b)(c)(d)	3,500	3,507
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8953% 10/30/24 (b)(c)(d)	6,425	6,329
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4375% 11/14/25 (b)(c)(d)	21,791	21,791

TOTAL ENERGY		553,516

Entertainment/Film - 0.4%
AMC Entertainment Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.65% 4/22/26 (b)(c)(d)	16,123	16,129
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6946% 7/8/22 (b)(c)(d)	19,018	17,967
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.1946% 7/8/23 (b)(c)(d)	5,305	4,472
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 1/23/25 (b)(c)(d)	6,047	6,072

TOTAL ENTERTAINMENT/FILM		44,640

Environmental - 0.3%
Environmental Resources Management I Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6946% 7/10/26 (b)(c)(d)	7,463	7,479
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.244% 8/15/25 (b)(c)(d)	12,037	12,075
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1453% 2/8/26 (b)(c)(d)	5,707	5,682
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6453% 12/20/24 (b)(c)(d)	4,881	4,899

TOTAL ENVIRONMENTAL		30,135

Food & Drug Retail - 2.6%
Agro Merchants Intermediate Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6946% 12/6/24 (b)(c)(d)	4,903	4,866
BellRing Brands, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6453% 10/10/24 (b)(c)(d)	13,000	13,195
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.8785% 5/31/24 (b)(c)(d)	61,316	56,323
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 1/30/27 (a)(b)(c)	23,045	23,103
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1696% 10/22/25 (b)(c)(d)	4,385	4,383
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6453% 5/1/26 (b)(c)(d)	46,384	46,579
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.2771% 11/20/25 (b)(c)(d)	9,675	5,321
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.6453% 11/25/20 (b)(c)(d)	629	624
Tranche B, term loan 3 month U.S. LIBOR + 5.370% 7.0203% 11/25/22 (b)(c)(d)	66,031	65,191
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 3.6453% 3/27/23 (b)(c)(d)	40,943	40,943

TOTAL FOOD & DRUG RETAIL		260,528

Food/Beverage/Tobacco - 1.3%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.4336% 10/1/26 (b)(c)(d)	2,240	2,184
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4336% 10/1/25 (b)(c)(d)	6,480	6,488
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4336% 7/7/24 (b)(c)(d)	4,886	4,934
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1453% 10/7/23 (b)(c)(d)	40,288	40,237
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9605% 2/6/25 (b)(c)(d)	7,418	7,395
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 8.3953% 6/20/25 (b)(c)(d)	6,965	6,704
Sage Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.3953% 6/20/26 (b)(c)(d)	20,895	20,921
Shearer's Foods, Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.5494% 6/30/22 (b)(c)(d)	1,964	1,945
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6453% 9/13/26 (b)(c)(d)	9,227	9,256
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.3953% 6/27/23 (b)(c)(d)	30,205	30,261

TOTAL FOOD/BEVERAGE/TOBACCO		130,325

Gaming - 6.0%
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1453% 2/15/24 (b)(c)(d)	11,923	11,935
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.5766% 10/19/24 (b)(c)(d)	22,335	22,370
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8108% 9/15/23 (b)(c)(d)	14,674	14,707
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3953% 12/22/24 (b)(c)(d)	129,303	129,170
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8953% 4/18/24 (b)(c)(d)	30,060	30,074
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9375% 4/17/24 (b)(c)(d)	12,512	12,500
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.1453% 3/15/24 (b)(c)(d)	17,444	17,515
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.67% 10/20/24 (b)(c)(d)	45,355	45,412
Golden Nugget, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 10/4/23 (a)(b)(c)	2,125	2,125
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.401% 10/4/23 (b)(c)(d)	82,426	82,537
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.6453% 10/14/23 (b)(c)(d)	10,092	9,960
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1453% 5/29/26 (b)(c)(d)	13,178	13,233
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8953% 10/15/25 (b)(c)(d)	22,536	22,611
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7.6453% 12/10/24 (b)(c)(d)	38,000	38,359
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.3953% 8/14/24 (b)(c)(d)	9,663	9,630
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4446% 7/10/25 (b)(c)(d)	57,554	57,845
Station Casinos LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 1/31/27 (a)(b)(c)	36,500	36,454
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.15% 6/8/23 (b)(c)(d)	46,090	46,078

TOTAL GAMING		602,515

Healthcare - 4.4%
Aldevron LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1946% 10/11/26 (b)(c)(d)	28,770	29,022
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.6453% 6/22/24 (b)(c)(d)	2,977	2,895
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.8723% 12/13/26 (b)(c)(d)	23,555	23,688
HCA Holdings, Inc.:
Tranche B12 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.3953% 3/13/25 (b)(c)(d)	24,563	24,679
Tranche B13, term loan 3 month U.S. LIBOR + 1.750% 3.3953% 3/18/26 (b)(c)(d)	48,909	49,135
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6946% 6/7/23 (b)(c)(d)	19,788	19,426
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 6.5% 2/2/25 (b)(c)(d)	14,041	14,023
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0125% 6/30/25 (b)(c)(d)	21,765	21,514
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3953% 9/27/24 (b)(c)(d)	5,347	5,263
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.2994% 11/16/25 (b)(c)(d)	36,848	36,982
Surgery Center Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9% 8/31/24 (b)(c)(d)	4,975	4,955
Team Health Holdings, Inc. term loan 3 month U.S. LIBOR + 2.750% 4.3953% 2/6/24 (b)(c)(d)	990	789
Tivity Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.8953% 3/8/26 (b)(c)(d)	9,909	9,909
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6453% 6/23/24 (b)(c)(d)	17,923	17,814
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6453% 6/13/26 (b)(c)(d)	40,399	40,012
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.2994% 11/20/26 (b)(c)(d)	8,500	8,521
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.4196% 11/27/25 (b)(c)(d)	26,138	26,214
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6696% 6/1/25 (b)(c)(d)	28,923	29,025
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.401% 2/11/26 (b)(c)(d)	69,708	69,882
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 12/1/24 (b)(c)(d)	10,290	10,245

TOTAL HEALTHCARE		443,993

Homebuilders/Real Estate - 1.6%
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 8/21/25 (b)(c)(d)	42,848	43,030
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3953% 1/30/24 (b)(c)(d)	16,448	15,399
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3953% 1/30/24 (b)(c)(d)	928	869
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.5655% 3/23/25 (b)(c)(d)	28,525	28,561
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.4094% 12/22/24 (b)(c)(d)	70,593	70,603

TOTAL HOMEBUILDERS/REAL ESTATE		158,462

Hotels - 2.2%
Aimbridge Acquisition Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.4109% 2/1/26 (b)(c)(d)	6,299	6,331
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6453% 11/30/23 (b)(c)(d)	56,745	57,061
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4109% 6/21/26 (b)(c)(d)	49,745	49,919
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.3953% 8/31/25 (b)(c)(d)	28,381	28,363
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9446% 5/29/26 (b)(c)(d)	27,506	24,728
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.9446% 5/28/27 (b)(c)(d)	11,500	9,545
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.3953% 5/30/25 (b)(c)(d)	39,495	39,721

TOTAL HOTELS		215,668

Insurance - 4.3%
Acrisure LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 1/30/27 (a)(b)(c)	8,875	8,853
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.1946% 11/22/23 (b)(c)(d)	30,972	30,972
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 5/10/25 (b)(c)(d)	34,536	34,457
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9196% 5/9/25 (b)(c)(d)	2,488	2,486
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4101% 1/25/24 (b)(c)(d)	29,065	29,234
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4.6453% 11/3/23 (b)(c)(d)	53,475	53,515
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 4.6453% 11/3/24 (b)(c)(d)	23,148	23,157
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.6453% 8/4/22 (b)(c)(d)	32,430	32,479
3 month U.S. LIBOR + 6.500% 8.1453% 8/4/25 (b)(c)(d)	88,325	89,636
HUB International Ltd. Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.5508% 4/25/25 (b)(c)(d)	61,839	61,650
3 month U.S. LIBOR + 4.000% 5.9026% 4/25/25 (b)(c)(d)	20,000	20,138
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9446% 12/2/26 (b)(c)(d)	2,250	2,263
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9446% 5/16/24 (b)(c)(d)	38,843	38,678

TOTAL INSURANCE		427,518

Leisure - 2.8%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3953% 7/31/24 (b)(c)(d)	21,571	21,643
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.250% 3.8953% 2/28/25 (b)(c)(d)	47,413	46,939
3 month U.S. LIBOR + 2.500% 4.1453% 9/20/26 (b)(c)(d)	1,496	1,484
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2994% 2/1/24 (b)(c)(d)	92,913	92,740
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6453% 9/8/24 (b)(c)(d)	7,325	7,320
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.6453% 3/8/24 (b)(c)(d)	15,974	15,921
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6586% 6/10/22 (b)(c)(d)	33,836	33,873
NASCAR Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4078% 10/18/26 (b)(c)(d)	18,712	18,829
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.3953% 7/6/24 (b)(c)(d)	19,800	19,884
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1453% 12/21/25 (b)(c)(d)	16,873	15,755
United PF Holdings LLC 2LN, term loan 3 month U.S. LIBOR + 8.500% 10.3048% 12/30/27 (b)(c)(d)	3,500	3,500

TOTAL LEISURE		277,888

Metals/Mining - 0.4%
Murray Energy Corp.:
term loan 3 month U.S. LIBOR + 11.000% 13% 7/29/20 (b)(c)(d)	23,059	23,135
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 0% 10/17/22 (b)(c)(g)	68,170	12,052

TOTAL METALS/MINING		35,187

Paper - 0.6%
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9047% 12/29/23 (b)(c)(d)	27,246	26,883
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1594% 6/29/25 (b)(c)(d)	32,078	31,597

TOTAL PAPER		58,480

Publishing/Printing - 0.8%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.8953% 6/7/23 (b)(c)(d)	49,960	47,603
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 6.6946% 11/3/23 (b)(c)(d)	25,557	20,314
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0522% 3/13/25 (b)(c)(d)	10,709	10,709
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1453% 10/17/26 (b)(c)(d)	5,000	5,028

TOTAL PUBLISHING/PRINTING		83,654

Railroad - 0.2%
Genesee & Wyoming, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 3.9061% 12/30/26 (b)(c)(d)	22,500	22,603
Restaurants - 0.7%
CEC Entertainment, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 8.1453% 8/30/26 (b)(c)(d)	13,466	12,950
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.4078% 4/3/25 (b)(c)(d)	24,195	24,260
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.8953% 7/28/21 (b)(c)(d)	15,372	14,680
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9844% 8/2/26 (b)(c)(d)	21,501	21,540

TOTAL RESTAURANTS		73,430

Services - 6.1%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.0271% 6/13/25 (b)(c)(d)	33,455	32,723
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6963% 6/13/24 (b)(c)(d)	68,602	67,802
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4% 10/19/23 (b)(c)(d)	16,493	15,780
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.3953% 3/11/25 (b)(c)(d)	10,492	10,521
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4703% 1/15/27 (b)(c)(d)	5,000	5,006
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.3953% 3/28/24 (b)(c)(d)	19,041	19,098
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.088% 6/21/24 (b)(c)(d)	30,348	30,297
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.3953% 11/7/23 (b)(c)(d)	9,640	9,664
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.65% 2/7/26 (b)(c)(d)	11,538	11,603
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.16% 12/18/24 (b)(c)(d)	12,245	12,010
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6453% 3/29/25 (b)(c)(d)	11,310	11,351
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.235% 10/5/26 (b)(c)(d)	4,988	5,012
Flexera Software LLC:
1LN, term loan 3 month U.S. LIBOR + 3.500% 2/26/25 (a)(b)(c)	3,304	3,304
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.15% 2/26/25 (b)(c)(d)	1,321	1,325
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9086% 7/30/26 (b)(c)(d)	19,403	19,439
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0644% 11/21/24 (b)(c)(d)	34,965	33,861
KAR Auction Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9375% 9/13/26 (b)(c)(d)	1,995	2,008
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.1946% 8/22/25 (b)(c)(d)	6,500	6,502
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6946% 2/21/25 (b)(c)(d)	34,198	34,318
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6453% 2/27/25 (b)(c)(d)	106,595	106,568
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 1/23/27 (a)(b)(c)	17,575	17,597
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1875% 11/25/26 (b)(c)(d)	16,000	16,100
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.1696% 1/3/27 (b)(c)(d)	13,268	13,351
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0926% 11/14/22 (b)(c)(d)	49,302	49,152
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3953% 8/29/25 (b)(c)(d)	24,413	23,539
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.65% 3/23/24 (b)(c)(d)	12,840	12,097
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.15% 9/26/24 (b)(c)(d)	9,898	8,260
WASH Multifamily Acquisition, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.8953% 5/14/22 (b)(c)(d)	12,125	11,964
3 month U.S. LIBOR + 3.250% 4.8953% 5/14/22 (b)(c)(d)	1,053	1,039
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.834% 6/21/26 (b)(c)(d)	15,960	15,701

TOTAL SERVICES		606,992

Steel - 0.2%
Advanced Drainage Systems, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.0625% 7/31/26 (b)(c)(d)	3,704	3,726
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9094% 1/17/27 (b)(c)(d)	15,125	15,110

TOTAL STEEL		18,836

Super Retail - 5.2%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7746% 7/2/22 (b)(c)(d)	29,556	23,624
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.6453% 9/25/24 (b)(c)(d)	299,199	297,824
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4336% 2/3/24 (b)(c)(d)	53,450	53,644
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.67% 11/17/24 (b)(c)(d)	20,232	20,270
David's Bridal, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.95% 1/18/24 (b)(c)(d)(e)	497	497
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7.92% 6/30/23 (b)(c)(d)(e)	358	358
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1453% 8/19/23 (b)(c)(d)	19,416	19,248
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.2513% 8/19/22 (b)(c)(d)	21,474	20,065
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0271% 1/26/23 (b)(c)(d)	23,899	20,160
Red Ventures LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 11/8/24 (b)(c)(d)	12,417	12,408
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (b)(c)(e)(g)	3,612	0
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.7809% 4/16/26 (b)(c)(d)	28,163	27,628
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 6.2809% 9/12/24 (b)(c)(d)	4,975	4,888
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.6453% 5/31/25 (b)(c)(d)	16,807	16,486

TOTAL SUPER RETAIL		517,100

Technology - 14.4%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3953% 8/10/25 (b)(c)(d)	30,588	24,568
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3953% 2/28/25 (b)(c)(d)	11,682	11,750
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.8953% 10/2/25 (b)(c)(d)	46,106	45,371
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1594% 9/5/25 (b)(c)(d)	6,157	6,141
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7771% 4/19/25 (b)(c)(d)	3,703	3,681
Cabot Microelectronics Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6875% 11/15/25 (b)(c)(d)	18,408	18,489
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8953% 10/31/26 (b)(c)(d)	9,380	9,418
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6453% 4/30/25 (b)(c)(d)	24,194	24,284
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8953% 4/4/26 (b)(c)(d)	40,299	40,232
Curie Merger Sub LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1946% 10/28/26 (b)(c)(d)	4,875	4,899
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3953% 11/29/24 (b)(c)(d)	11,028	10,998
Datto, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.8953% 4/2/26 (b)(c)(d)	7,960	7,980
DCert Buyer, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6453% 10/16/26 (b)(c)(d)	36,000	36,015
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.65% 9/19/25 (b)(c)(d)	19,327	19,394
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6453% 2/1/25 (b)(c)(d)	17,722	17,589
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.5494% 2/1/26 (b)(c)(d)(e)	3,235	3,106
Dynatrace LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3953% 8/23/25 (b)(c)(d)	9,388	9,415
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4086% 8/14/25 (b)(c)(d)	4,401	4,247
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6686% 2/9/23 (b)(c)(d)	23,537	23,440
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1453% 7/22/26 (b)(c)(d)	14,464	14,514
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9% 6/1/22 (b)(c)(d)	27,412	27,473
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.8953% 3/8/26 (b)(c)(d)	2,250	2,188
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8953% 3/8/25 (b)(c)(d)	17,417	17,308
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.4446% 12/2/24 (b)(c)(d)	13,238	13,214
3 month U.S. LIBOR + 7.500% 9.4084% 12/1/25 (b)(c)(d)	2,000	1,950
Fastball Merger Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 1/22/27 (a)(b)(c)	5,165	5,178
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8953% 10/1/25 (b)(c)(d)	65,269	65,875
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.3953% 2/15/24 (b)(c)(d)	23,422	23,452
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6453% 7/7/25 (b)(c)(d)	1,890	1,907
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1453% 7/1/24 (b)(c)(d)	13,460	13,508
II-VI, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1453% 9/24/26 (b)(c)(d)	1,496	1,506
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.6946% 2/1/22 (b)(c)(d)	8,488	8,493
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.1591% 11/1/24 (b)(c)(d)	33,715	34,389
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9091% 11/1/23 (b)(c)(d)	52,737	52,887
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.95% 1/20/24 (b)(c)(d)	33,843	33,782
3 month U.S. LIBOR + 9.000% 10.7% 1/20/25 (b)(c)(d)	11,730	11,473
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 3.8953% 11/20/21 (b)(c)(d)	3,393	3,389
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.1453% 6/21/24 (b)(c)(d)	94,261	93,577
3 month U.S. LIBOR + 2.500% 4.1453% 6/21/24 (b)(c)(d)	13,641	13,542
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 5.3993% 9/29/24 (b)(c)(d)	52,867	53,019
3 month U.S. LIBOR + 8.500% 10.1594% 9/29/25 (b)(c)(d)	6,159	6,203
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3953% 9/15/24 (b)(c)(d)	5,278	5,271
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8.65% 9/4/26 (b)(c)(d)	2,225	2,192
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9% 9/4/25 (b)(c)(d)	9,890	9,841
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6453% 9/19/26 (b)(c)(d)	2,993	3,004
Open Text Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.3953% 5/30/25 (b)(c)(d)	8,946	8,972
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.13% 4/26/24 (b)(c)(d)	4,975	4,992
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1453% 5/30/26 (b)(c)(d)	4,241	4,253
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9023% 11/3/23 (b)(c)(d)	22,837	21,920
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8953% 5/31/25 (b)(c)(d)	11,243	11,187
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8935% 8/1/25 (b)(c)(d)	17,884	17,740
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3953% 3/3/23 (b)(c)(d)	32,889	32,910
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.1946% 9/30/22 (b)(c)(d)	26,898	26,941
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 4/16/25 (b)(c)(d)	22,254	22,249
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 4/16/25 (b)(c)(d)	15,880	15,876
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 4/16/25 (b)(c)(d)	45,809	45,762
Surf Holdings SARL 1LN, term loan 3 month U.S. LIBOR + 3.500% 10/14/26 (a)(b)(c)	7,540	7,545
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1946% 9/30/23 (b)(c)(d)	7,399	7,407
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.8725% 3/9/23 (b)(c)(d)	24,948	22,765
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5494% 5/1/24 (b)(c)(d)	29,467	29,532
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2809% 9/28/24 (b)(c)(d)	31,699	31,765
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.1453% 7/13/23 (b)(c)(d)	2,118	2,116
3 month U.S. LIBOR + 4.000% 5.6578% 4/4/25 (b)(c)(d)	28,787	28,767
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3953% 5/4/26 (b)(c)(d)	33,326	33,446
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.1935% 1/27/23 (b)(c)(d)	17,931	17,065
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.1453% 8/27/25 (b)(c)(d)	32,272	32,385
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8953% 7/2/25 (b)(c)(d)	54,955	54,291
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.8953% 7/2/26 (b)(c)(d)	17,500	17,485
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2625% 3/1/26 (b)(c)(d)	38,280	38,399
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.4078% 10/11/26 (b)(c)(d)	11,343	11,159
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4078% 10/11/25 (b)(c)(d)	26,952	26,908
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8953% 5/17/26 (b)(c)(d)	20,701	20,766
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.3953% 9/30/26 (b)(c)(d)	5,000	5,034

TOTAL TECHNOLOGY		1,439,789

Telecommunications - 6.4%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.4078% 1/31/26 (b)(c)(d)	9,775	9,665
3 month U.S. LIBOR + 2.750% 4.4263% 7/15/25 (b)(c)(d)	15,622	15,407
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 2.515% 12/11/26 (b)(c)(d)(f)	17,250	17,333
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9% 12/22/23 (b)(c)(d)	9,584	9,623
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4% 6/15/24 (b)(c)(d)	91,705	92,469
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4% 5/31/25 (b)(c)(d)	33,895	28,462
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.682% 11/27/23 (b)(c)(d)	127,000	126,445
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.432% 1/2/24 (b)(c)(d)	4,400	4,434
Tranche B-5, term loan 6.625% 1/2/24 (c)	36,120	36,390
Iridium Satellite LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3953% 11/4/26 (b)(c)(d)	17,415	17,517
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.3953% 3/1/27 (b)(c)(d)	35,699	35,619
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1453% 2/10/24 (b)(c)(d)	19,513	17,586
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6453% 2/1/24 (b)(c)(d)	42,538	42,543
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.4% 4/11/25 (b)(c)(d)	41,695	41,721
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.1453% 11/1/24 (b)(c)(d)	39,387	30,327
3 month U.S. LIBOR + 8.250% 9.8953% 11/1/25 (b)(c)(d)	30,400	13,946
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.3953% 7/31/25 (b)(c)(d)	47,743	47,236
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 5.3638% 1/31/26 (b)(c)(d)	3,291	3,275
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 5.6763% 8/14/26 (b)(c)(d)	36,291	36,223
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1875% 2/3/24 (b)(c)(d)	7,223	7,060
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.15% 2/26/21 (b)(c)(d)	3,250	3,256

TOTAL TELECOMMUNICATIONS		636,537

Transportation Ex Air/Rail - 0.0%
IBC Capital Ltd. 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.8985% 9/11/24 (b)(c)(d)	3,000	2,955
Utilities - 2.6%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 8/1/25 (b)(c)(d)	70,901	71,012
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.91% 11/28/24 (b)(c)(d)	16,157	16,097
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4402% 11/1/26 (b)(c)(d)	10,250	10,246
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5.6453% 2/15/24 (b)(c)(d)	19,479	17,599
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.95% 12/3/25 (b)(c)(d)(e)	11,412	11,398
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.6946% 12/19/20 (b)(c)(d)	15,573	14,951
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9% 7/24/26 (b)(c)(d)	19,133	19,245
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3953% 8/13/26 (b)(c)(d)	7,960	7,970
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.6453% 11/30/23 (b)(c)(d)	34,691	34,633
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 3.3998% 12/31/25 (b)(c)(d)	58,356	58,535

TOTAL UTILITIES		261,686

TOTAL BANK LOAN OBLIGATIONS
(Cost $9,023,625)		8,845,180

Nonconvertible Bonds - 4.7%
Aerospace - 0.2%
TransDigm, Inc. 6.25% 3/15/26 (h)	22,000	23,727
Broadcasting - 0.0%
iHeartCommunications, Inc.:
6.375% 5/1/26	770	831
8.375% 5/1/27	1,395	1,517

TOTAL BROADCASTING		2,348

Cable/Satellite TV - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 2/15/23	17,065	17,236
Virgin Media Finance PLC 4.875% 2/15/22	2,000	2,010

TOTAL CABLE/SATELLITE TV		19,246

Chemicals - 0.1%
OCI NV 6.625% 4/15/23 (h)	5,005	5,195
Containers - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (h)	15,000	15,188
6% 2/15/25 (h)	10,000	10,450
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.3313% 7/15/21 (b)(d)(h)	15,130	15,130
5.75% 10/15/20	22,604	22,656
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	5,835	6,149

TOTAL CONTAINERS		69,573

Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25% 2/1/22	5,200	5,291
Energy - 0.9%
Cheniere Corpus Christi Holdings LLC 7% 6/30/24	7,000	8,106
Citgo Petroleum Corp. 6.25% 8/15/22 (h)	10,000	10,113
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.6436% 6/15/22 (b)(d)(h)	27,005	26,807
6.875% 6/15/25 (h)	5,500	5,452
Denbury Resources, Inc.:
7.75% 2/15/24 (h)	9,050	7,263
9% 5/15/21 (h)	3,645	3,426
9.25% 3/31/22 (h)	7,290	6,374
EG Global Finance PLC 6.75% 2/7/25 (h)	5,500	5,569
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (g)(h)	7,340	4,918
Tervita Escrow Corp. 7.625% 12/1/21 (h)	3,645	3,709
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	6,230	6,510

TOTAL ENERGY		88,247

Food & Drug Retail - 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 2/15/23 (h)(i)	1,120	1,140
Gaming - 0.4%
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	8,350	9,010
Scientific Games Corp. 5% 10/15/25 (h)	5,000	5,142
Stars Group Holdings BV 7% 7/15/26 (h)	12,545	13,627
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	7,363	7,381

TOTAL GAMING		35,160

Healthcare - 0.6%
Community Health Systems, Inc. 6.25% 3/31/23	21,175	21,599
Tenet Healthcare Corp.:
4.625% 7/15/24	28,000	28,700
5.125% 5/1/25	7,500	7,631
Valeant Pharmaceuticals International, Inc. 5.5% 11/1/25 (h)	5,590	5,790

TOTAL HEALTHCARE		63,720

Homebuilders/Real Estate - 0.0%
VICI Properties, Inc.:
3.5% 2/15/25 (h)(i)	1,205	1,226
4.25% 12/1/26 (h)	1,725	1,770
4.625% 12/1/29 (h)	985	1,029

TOTAL HOMEBUILDERS/REAL ESTATE		4,025

Leisure - 0.1%
Studio City Co. Ltd. 7.25% 11/30/21 (h)	10,000	10,184
Paper - 0.1%
CommScope Finance LLC:
5.5% 3/1/24 (h)	5,800	5,960
6% 3/1/26 (h)	5,800	6,083

TOTAL PAPER		12,043

Restaurants - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (h)	8,000	8,170
Services - 0.1%
APX Group, Inc. 7.625% 9/1/23	6,155	6,017
Super Retail - 0.1%
Staples, Inc. 10.75% 4/15/27 (h)	5,625	5,717
Technology - 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (h)	16,685	17,195
NXP BV/NXP Funding LLC 4.125% 6/1/21 (h)	16,440	16,889
SSL Robotics LLC 9.75% 12/31/23 (h)	5,625	6,173

TOTAL TECHNOLOGY		40,257

Telecommunications - 0.5%
Altice Financing SA 7.5% 5/15/26 (h)	19,200	20,519
Intelsat Jackson Holdings SA 8% 2/15/24 (h)	14,100	14,429
SFR Group SA 7.375% 5/1/26 (h)	18,755	19,976

TOTAL TELECOMMUNICATIONS		54,924

Transportation Ex Air/Rail - 0.1%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (h)	12,290	13,372
TOTAL NONCONVERTIBLE BONDS
(Cost $459,542)		468,356
	Shares	Value (000s)

Common Stocks - 0.5%
Automotive & Auto Parts - 0.0%
Motors Liquidation Co. GUC Trust (j)	263	2
Broadcasting - 0.0%
Clear Channel Outdoor Holdings, Inc. (j)	319,963	873
iHeartMedia, Inc. (j)	136,038	2,405
iHeartMedia, Inc. warrants 5/1/39 (j)	30	1
ION Media Networks, Inc. (e)(j)	2,842	2,245

TOTAL BROADCASTING		5,524

Energy - 0.3%
Expro Holdings U.S., Inc. (e)(j)	1,477,422	19,206
Expro Holdings U.S., Inc. (e)(h)(j)	542,213	7,049

TOTAL ENERGY		26,255

Publishing/Printing - 0.0%
Cenveo Corp. (e)(j)	75,509	2,202
Super Retail - 0.0%
David's Bridal, Inc. (e)	16,536	2
David's Bridal, Inc. rights (e)(j)	4,171	1

TOTAL SUPER RETAIL		3

Utilities - 0.2%
TexGen Power LLC (e)	524,336	19,820
TOTAL COMMON STOCKS
(Cost $84,469)		53,806

Money Market Funds - 8.3%
Fidelity Cash Central Fund 1.58% (k)
(Cost $825,003)	824,916,941	825,082
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $10,392,639)		10,192,424
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(176,978)
NET ASSETS - 100%		$10,015,446

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) The coupon rate will be determined upon settlement of the loan after period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Level 3 security

 (f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $12,087,000 and $12,142,000, respectively.

 (g) Non-income producing - Security is in default.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $353,811,000 or 3.5% of net assets.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Non-income producing

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,565
Total	$2,565

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.